Trading Advisors and Cash Managers (Details Textual)	12 Months Ended
Dec. 31, 2012
Investment Advisor Incentive Fees, Percentage	2.00%
Cash Manager Payable Description	equal to approximately 1/12th of 0.13% of the investments in securities and certificates of deposit
Minimum [Member]
Investment Advisory Fees, Percentage	0.00%
Investment Advisor Incentive Fees, Percentage	20.00%
Maximum [Member]
Investment Advisory Fees, Percentage	1.50%
Investment Advisor Incentive Fees, Percentage	30.00%